Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity attributable to owners of the parent (restated)		€ 0.0	€ 1,623.7	€ 2.9	€ 493.4	€ 83.2	€ (3.0)	€ (329.5)	€ 1,870.7
Equity (restated)	€ 1,870.7									€ 0.0
Equity	1,852.6									0.0
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9								18.1	18.1
Profit for the period	62.4							62.4	62.4
Profit	62.4
Other comprehensive income (loss) for the year	(0.7)					4.6	(0.5)	(4.8)	(0.7)
Total comprehensive income for the period	61.7					4.6	(0.5)	57.6	61.7
Comprehensive income	61.7									0.0
Founder Preferred Shares Annual Dividend Amount			120.8		(120.8)
Share based payment charge	2.2			2.2					2.2
Total transaction with owners, recognized directly in equity	2.2		120.8	2.2	(120.8)				2.2
Equity attributable to owners, ending balance at Mar. 31, 2018		0.0	1,744.5	5.1	372.6	87.8	(3.5)	(271.9)	1,934.6
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	18.1
Equity attributable to owners, ending balance at Dec. 31, 2018	2,059.9	0.0	1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity	1,934.6									0.0
Equity attributable to owners of the parent (restated)		0.0	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4									(0.8)
Equity	2,059.1									(0.8)
Increase in reserves recognized of applying IFRS 16	31.3							31.3	31.3
Profit for the period	22.4							22.4	22.4
Profit	22.3									(0.1)
Other comprehensive income (loss) for the year	(12.2)					0.7	(3.6)	(9.3)	(12.2)
Total comprehensive income for the period	10.2					0.7	(3.6)	13.1	10.2
Comprehensive income	10.1									(0.1)
Founder Preferred Shares Annual Dividend Amount			2.5		(2.5)				0.0
Share based payment charge	3.4			3.4					3.4
Issue of equity	353.0		354.3	(1.3)					353.0
Payments for share issue costs	(11.2)		(11.2)						(11.2)
Total transaction with owners, recognized directly in equity	345.2		345.6	2.1	(2.5)				345.2
Equity attributable to owners, ending balance at Mar. 31, 2019	2,446.6	€ 0.0	€ 2,094.1	€ 11.5	€ 370.1	€ 89.5	€ 4.9	€ (123.5)	€ 2,446.6
Equity	€ 2,445.7									€ (0.9)